Reg. No. 811-01932

File No. 002-43674

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.☐

Post-Effective Amendment No. 46 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 34

VALLEY FORGE FUND, INC.

(Exact Name of Registrant as Specified in Charter)

3741 Worthington Road

Collegeville, PA  19426-3431

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-800-869-1679

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☒Immediately upon filing pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(i)

☐on [date] pursuant to paragraph (a)(1) of rule 485

☐ 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

☐on pursuant to paragraph (a)(2) of Rule 485

☐on pursuant to paragraph (a)(3) of Rule 485

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 , as amended, and the Investment Company Act of 1940, as amended, The Valley Forge Fund certifies that it meets all of the requirements for effectiveness of this registrations statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of  Collegeville, State of Pennsylvania, on the 21st day of May , 2012.

                                 Valley Forge Fund, Inc.

                                 By: /s/ Donald A. Peterson

                                 Donald A. Peterson, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective

Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

     Signature                         Title                      Date

/s/Donald A. Peterson

                                                                 05/21/12

Donald A. Peterson             Director and President

/s/Lauren P. Tornetta

                                                                 05/21/12

Lauren P. Tornetta             Director and Secretary-Treasurer

/s/John S. Zaborowski

                                                                 05/21/12

John S. Zaborowski             Director and Chairman of the Board

/s/ Dr. James P. King

     05/21/12

Dr. James P. King              Director

/s/ Charles W. Majer

     05/21/12

Charles W. Majer               Director

/s/ Robert W. Mohollen

     05/21/12

Robert W. Mohollen             Director

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.CAL

XBRL

Taxonomy Extension Calculation Linkbase

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase